Warrant liability	6 Months Ended
Jun. 30, 2023
Warrant Liability [Abstract]
Warrant Liability

7. Warrant liability

On February 1, 2023, the Company performed a ten-to-one share consolidation of its common shares, stock options and warrants. The quantities and per unit prices presented throughout the consolidated financial statements, including this note, have been retroactively adjusted to give effect to the share consolidation.

As part of the consideration for the private placement completed on November 3, 2020 where SALP and another investor participated equally, and a subsequent amendment to this private placement agreement made on November 25, 2020, the Company issued a total of 789,472 warrants that expire on November 3, 2025. Both of these issuances combined are referred to as the November 2020 warrants. Each warrant can be exercised to acquire one common share at an exercise price initially set at USD 55.0 and that can be reduced if equity financings are completed at a lower price before its expiry. The November 2020 warrants do not meet the definition of an equity instrument since the exercise price is denominated in USD which is different than the functional currency of Liminal which is the CAD. Consequently, they are accounted for as a financial instrument, presented as a warrant liability in the consolidated statement of financial position and carried at fair value through profit or loss.

The fair value of the November 2020 warrants was $556 and $106 at June 30, 2023 and December 31, 2022, respectively. The fair value for the November 2020 warrants held by SALP was $278 and $53 on those same dates. A loss of $212 and $450, resulting from the change in fair value of the November 2020 warrants during the quarter and the six months ended June 30, 2023, respectively (a gain of $1,064 and $1,307 for the quarter and six months ended June 30, 2022, respectively), was recognized in the consolidated statement of operations.

The fair value of the November 2020 warrants on the various dates discussed above was calculated using a Black-Scholes option pricing model in a Monte Carlo simulation in order to evaluate the downward adjustment mechanism to the exercise price. The assumptions used at the different valuation dates are provided in the table below:

	June 30,	December 31,
	2023	2022
Underlying common share fair value (in USD)	$6.28	$3.25
Remaining life until expiry	2.3	2.8
Volatility	71.0%	51.0%
Risk-free interest rate	4.75%	4.26%
Expected dividend rate	—	—
Fair value of a warrant calculated using a Black-Sholes pricing model (in USD)	$0.19	$—
Fair value of exercise price adjustment mechanism (in USD)	$0.53	$0.12
Illiquidity discount	26.0%	20.0%
Fair value of a warrant (in USD)	$0.53	$0.10
Fair value of a warrant (in CAD)	$0.70	$0.13